CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Equity attributable to the Equity holders of the Company	Share Capital	Share premium	Accumulated losses	Total other reserves	Non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2018	$ 57,185	$ 152	$ 967,901	$ (1,000,216)	$ 89,348	$ (157)	$ 57,028
Loss for the year	(253,755)			(253,755)		(422)	(254,177)
Other comprehensive loss	(3,617)				(3,617)	6	(3,611)
Total comprehensive loss for the year	(257,372)			(253,755)	(3,617)	(416)	(257,788)
Capital contribution (Note 15)	372,036	176,751	195,285				372,036
Effect of change of presentation currency		(1,035)	(21,201)	22,236
Share-based payments (Note 17)	41,718				41,718		41,718
Equity transaction costs	(8,235)			(8,235)			(8,235)
Change in Non-controlling interests	(9)		12	(21)		(1)	(10)
Equity at end of period at Dec. 31, 2019	205,323	175,868	1,141,997	(1,239,991)	127,449	(574)	204,749
Loss for the year	(183,682)			(183,682)		(36)	(183,718)
Other comprehensive loss	10,252				10,252	9	10,261
Total comprehensive loss for the year	(173,430)			(183,682)	10,252	(27)	(173,457)
Capital contribution (Note 15)	243,202	19,207	223,995				243,202
Capital contribution from exercised stock options	741	7,120			(6,379)		741
Effect of change of presentation currency	(6)	17,450	112,235	(129,607)	(84)	6
Share-based payments (Note 17)	12,681				12,681		12,681
Equity transaction costs	(13,014)			(13,014)			(13,014)
Change in Non-controlling interests	(153)	198	3	(306)	(48)	148	(5)
Equity at end of period at Dec. 31, 2020	275,344	219,843	1,478,230	(1,566,600)	143,871	(447)	274,897
Loss for the year	(226,865)			(226,865)		(40)	(226,905)
Other comprehensive loss	(19,801)				(19,801)	29	(19,772)
Total comprehensive loss for the year	(246,666)			(226,865)	(19,801)	(11)	(246,677)
Capital contribution (Note 15)	348,646	21,320	327,326				348,646
Capital contribution from exercised stock options	69	2,915			(2,846)		69
Effect of change of presentation currency		(9,924)	(69,089)	79,013
Share-based payments (Note 17)	43,451				43,451		43,451
Equity transaction costs	(7,816)			(7,816)			(7,816)
Change in Non-controlling interests	10		2	8		4	14
Equity at end of period at Dec. 31, 2021	$ 413,038	$ 234,154	$ 1,736,469	$ (1,722,260)	$ 164,675	$ (454)	$ 412,584